Note 4 - Cost of Construction and Constructed Assets (Tables)	3 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Constructed Assets, Net and Cost of Construction [Table Text Block]
	March 31, 2022	December 31, 2021
Constructed assets, net of accumulated depreciation:
Buildings, SGR (Phase I)	$15,079	$15,079
Accumulated depreciation	(714)	(579)
	$14,365	$14,500
Cost of construction:
OPF; BNA; APA; DVT; SGR (Phase II)	$39,435	$25,034